Shareholder Fees - FidelityLeveragedCompanyStockFund-RetailPRO	Sep. 28, 2024 USD ($)
FidelityLeveragedCompanyStockFund-RetailPRO | Fidelity Leveraged Company Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none